Share based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Payment Charges	Share-based payment charges for the year ended:

	For the Years Ended December 31,
(In $ millions)	2020	2019	2018
Share-based payment charge	0.7	3.9	3.7
Total shared based compensation	0.7	3.9	3.7

Share Option, Activity	Month, number, strike price and share price at date of grant of share options issued during 2019 is as follows:

Month of grant	No of share options issued	Exercise price	Share price on date of grant
March	460,000	$17.50	$14.20

Month, number, strike price and share price at date of grant of share options issued during 2018 is as follows:

Month of grant	No of share options issued	Exercise price	Share price on date of grant
January	10,000	$20.00	$21.75
April	30,000	$21.00	$22.85
July	1,564,000	$24.35	$22.95
September	20,000	$22.95	$22.80
October	40,000	$22.75	$22.85
The table below sets forth the number of share options granted and weighted average exercise price during the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Number	Weighted Average Exercise Price (in $)	Number	Weighted Average Exercise Price (in $)	Number	Weighted Average Exercise Price (in $)
Outstanding at January 1	2,357,500	20.92	2,615,000	22.00	1,711,000	18.00
Granted during the year	—	—	460,000	17.50	1,664,000	24.00
Forfeited during the year	(587,500)	20.89	(717,500)	22.34	(760,000)	18.00
Outstanding at December 31	1,770,000	20.93	2,357,500	20.92	2,615,000	22.00
Exercisable at December 31	1,144,000	20.27	810,999	20.04	333,666	18.00

Stock Options, Valuation Assumptions
The fair value of equity settled options are measured at grant date using the Black Scholes option pricing model using the following input:

	2019	2018
Expected future volatility	32%	30%
Expected dividend rate	—%	—%
Risk-free rate	2%	2.1% to 2.9%
Expected life after vesting	2 years	2 years